Shareholder Report, Holdings (Details) - Variable Portfolio – Managed Risk U.S. Fund - Class 2	Jun. 30, 2025
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%